Offerings - Offering: 1	Aug. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	2,042,845
Proposed Maximum Offering Price per Unit	5.45
Maximum Aggregate Offering Price	$ 11,133,506.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,537.54
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional shares of Common Stock which become issuable by reason of any share dividend, share split, recapitalization or any other similar transaction without receipt of consideration which results in an increase in the number of shares of the Registrant’s common stock, par value $0.001 per share (“Common Stock”), outstanding.

Represents an aggregate of 2,042,845 shares of Common Stock, consisting of: (i) 1,177,782 shares of Common Stock issuable upon exercise of stock options issued under the Azora 2017 Equity Incentive Plan, which were assumed in connection with the Merger; and (ii) 865,063 shares of Common Stock issuable upon exercise of options issued as inducement awards to certain employees of the Registrant.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act on the basis of the average of the high and low sales prices per share of the Common Stock on Nasdaq on August 24, 2026, which was approximately $5.45 per share.